Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Federal depository insurance coverage	$ 250,000	$ 250,000
Common stock shares redemption	10,893,219	14,461,820	14,500,444
Unrealized gains on investments	$ 0	$ 128,000
Valuation allowances	641,420	313,660	$ 145,009
Landsea Homes [Member]
Real estate inventories not owned			66,680,000
Liabilities from real estate inventories not owned			41,667,000
Allowance for notes receivable
Impairment of goodwill
Depreciation expense		1,100,000	500,000	$ 200,000
Deferred revenue			15,900,000
Recognized deferred revenue		15,900,000
Long-term incentive compensation		1,600,000	300,000
Long term debt		1,900,000	300,000
Write-down of selling and marketing			1,000,000
Gain on sale of an option				1,300,000
Selling and marketing expenses			1,400,000
Right-of-use asset	6,330,000	6,326,000	6,326,000		$ 4,600,000
Operating lease liability	$ 6,760,000	6,711,000	6,711,000		$ 4,600,000
Landsea Homes [Member] | Selling and Marketing Expense [Member]
Depreciation expense		1,900,000	1,100,000
Landsea Homes [Member] | Pinnacle West [Member]
Goodwill acquired		5,300,000
LS Boston Point LLC [Member]
Impairment of investment